STOCK COMPENSATION PAYABLE (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation, Total	$ 195,000	$ 0
Incentive Compensation Plan 2012 [Member]
Common Stock, No Par Value	$ 0.20
Stock Issued During Period, Shares, Issued for Services	975,000
Share-based Compensation, Total	$ 195,000